Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies
Changes in provision for contingencies

Liabilities	Civil	Labor	Total
As of December 31, 2019	3,940	14,463	18,403
Additions	454	5,207	5,661
Accrued interest	109	399	508
Payments	(1,552)	(3,582)	(5,134)
Reversals	(933)	(4,173)	(5,106)
Classified as held for sale	32	75	107
At December 31, 2020	2,050	12,389	14,439
Additions	4,694	7,964	12,658
Accrued interest	149	1,039	1,188
Payments	(2,669)	(5,184)	(7,853)
Reversals	(1,390)	(4,170)	(5,560)
As of December 31, 2021	2,834	12,038	14,872
Additions	2,699	4,843	7,542
Business combinations	549	11,961	12,510
Accrued interest	2	25	27
Payments	(60)	(846)	(906)
Reversals	(1,485)	(3,378)	(4,863)
As of December 31, 2022	4,539	24,643	29,182

Changes in indemnification assets

Assets	Civil	Labor	Total
As of December 31, 2019	1,068	13,733	14,801
Additions	—	85	85
Accrued interest	29	379	408
Realized	(86)	(2,792)	(2,878)
Reversals	(212)	(3,013)	(3,225)
As of December 31, 2020	799	8,392	9,191
Additions	10	2,895	2,905
Accrued interest	60	575	635
Realized	(119)	(3,276)	(3,395)
Reversals	(155)	(557)	(712)
As of December 31, 2021	595	8,029	8,624
Additions	1,051	3,541	4,592
Accrued interest	501	833	1,334
Realized	(433)	(3,645)	(4,078)
Reversals	(174)	(445)	(619)
As of December 31, 2022	1,540	8,313	9,853

Contingent liabilities

	December 31,	December 31,
	2022	2021
Civil	23,210	13,746
Labor	28,284	24,645
Tax	59,916	33,025
Total	111,410	71,416